Operating Segment (Details) - Schedule of results of operations - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Segment (Details) - Schedule of results of operations [Line Items]
Revenue	$ 2,155,627	$ 225,749
Operating expenses	(8,629,408)	(4,153,313)
Other income (expenses)	(7,946,191)	(1,283,155)
Loss before tax	(14,419,972)	(5,210,719)
Taxes	(8,061)
Net loss	(14,428,033)	(5,210,719)
Metalpha [Member]
Operating Segment (Details) - Schedule of results of operations [Line Items]
Revenue	122,711
Operating expenses	(75,785)
Other income (expenses)	1,930
Loss before tax	48,856
Taxes	(8,061)
Net loss	40,795
Longyun [Member]
Operating Segment (Details) - Schedule of results of operations [Line Items]
Revenue
Operating expenses	(2,835,845)	(3,026,631)
Other income (expenses)	(1,945,939)	343,839
Loss before tax	(4,781,784)	(2,682,792)
Taxes
Net loss	(4,781,784)	(2,682,792)
DachengLiantong [Member]
Operating Segment (Details) - Schedule of results of operations [Line Items]
Revenue	2,032,916	225,749
Operating expenses	(2,292,667)	(389,672)
Other income (expenses)	1,393	15,403
Loss before tax	76,464	(148,520)
Taxes
Net loss	76,464	(148,520)
Other [Member]
Operating Segment (Details) - Schedule of results of operations [Line Items]
Revenue
Operating expenses	(3,425,111)	(737,010)
Other income (expenses)	(6,003,575)	(1,642,397)
Loss before tax	(9,763,508)	(2,379,407)
Taxes
Net loss	$ (9,763,508)	$ (2,379,407)